SCHEDULE OF INVESTMENTS

Delaware Ivy Limited-Term Bond Fund (in thousands)	DECEMBER 31, 2021 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
American Airlines Class AA Pass-Through Certificates, Series 2016-2, 3.200%, 6-15-28	$2,294	$2,305
SBA Tower Trust, Series 2014-2 (GTD by SBA Guarantor LLC and SBA Holdings LLC), 3.869%, 10-8-24 (A)	6,500	6,729
SBA Tower Trust, Series 2019-1C (GTD by SBA Guarantor LLC and SBA Holdings LLC), 2.836%, 1-15-25 (A)	5,840	5,991
SBA Tower Trust, Series 2020-1 (GTD by SBA Guarantor LLC and SBA Holdings LLC), 1.884%, 1-15-26 (A)	3,222	3,217

TOTAL ASSET-BACKED SECURITIES – 1.7%		$18,242
(Cost: $18,343)

CORPORATE DEBT SECURITIES

Communication Services

Cable & Satellite – 1.3%
Charter Communications Operating LLC and Charter Communications Operating Capital Corp.:
4.500%, 2-1-24	3,285	3,495
4.908%, 7-23-25	4,015	4,425
Omnicom Group, Inc. and Omnicom Capital, Inc., 3.650%, 11-1-24	2,105	2,233
Viacom, Inc., 4.750%, 5-15-25	3,500	3,841
		13,994

Integrated Telecommunication Services – 2.6%
AT&T, Inc.:
4.125%, 2-17-26	3,341	3,648
1.700%, 3-25-26	3,650	3,635
2.950%, 7-15-26	3,750	3,944
Sprint Corp., 7.875%, 9-15-23	5,130	5,657
Verizon Communications, Inc.:
1.450%, 3-20-26	2,200	2,191
3.000%, 3-22-27	8,100	8,565
		27,640

Movies & Entertainment – 1.1%
Netflix, Inc.:
5.500%, 2-15-22	3,565	3,589
5.875%, 2-15-25	3,750	4,219
TWDC Enterprises 18 Corp., 7.550%, 7-15-93	3,650	4,110
		11,918

Wireless Telecommunication Service – 0.9%
Crown Castle Towers LLC:
3.720%, 7-15-23(A)	3,000	3,035
3.663%, 5-15-25(A)	2,050	2,133
T-Mobile USA, Inc., 3.500%, 4-15-25	3,500	3,711
		8,879

Total Communication Services - 5.9%		62,431

Consumer Discretionary

Apparel Retail – 0.1%
Nordstrom, Inc., 2.300%, 4-8-24	730	731

Apparel, Accessories & Luxury Goods – 0.4%
PVH Corp., 4.625%, 7-10-25	3,650	3,978

Automobile Manufacturers – 1.3%
General Motors Co., 4.875%, 10-2-23	4,223	4,488
Nissan Motor Co. Ltd., 3.043%, 9-15-23(A)	3,750	3,849
Volkswagen Group of America, Inc., 0.875%, 11-22-23(A)	5,150	5,118
		13,455

Automotive Retail – 0.3%
7-Eleven, Inc., 0.800%, 2-10-24(A)	2,000	1,978
AutoNation, Inc., 3.500%, 11-15-24	1,575	1,653
		3,631

Casinos & Gaming – 0.3%
Genting New York LLC and Genny Capital, Inc., 3.300%, 2-15-26(A)	1,950	1,933
GLP Capital L.P. and GLP Financing II, Inc., 5.375%, 11-1-23	765	813
		2,746

Homebuilding – 0.7%
D.R. Horton, Inc.:
2.600%, 10-15-25	2,139	2,210
1.300%, 10-15-26	1,500	1,466
Lennar Corp., 4.750%, 11-15-22(B)	4,171	4,270
		7,946

Internet & Direct Marketing Retail – 0.2%
Expedia Group, Inc., 3.600%, 12-15-23	2,225	2,313

Total Consumer Discretionary - 3.3%		34,800

Consumer Staples

Agricultural Products – 0.3%
Cargill, Inc., 1.375%, 7-23-23(A)	3,000	3,024

Distillers & Vintners – 1.4%
Constellation Brands, Inc.:
3.200%, 2-15-23	7,750	7,918
4.250%, 5-1-23	2,500	2,606
Diageo Capital plc (GTD by Diageo plc), 3.500%, 9-18-23	3,500	3,647
		14,171

Food Distributors – 0.3%
Sysco Corp., 3.750%, 10-1-25	3,150	3,378

Food Retail – 0.4%
Darling Ingredients, Inc., 5.250%, 4-15-27(A)	4,355	4,501

Household Products – 0.1%
Procter & Gamble Co. (The), 1.000%, 4-23-26	1,250	1,237

Packaged Foods & Meats – 1.2%
Campbell Soup Co., 3.950%, 3-15-25	2,875	3,076
Conagra Brands, Inc.:
0.500%, 8-11-23	1,125	1,116
1.375%, 11-1-27	2,600	2,485
McCormick & Co., Inc.:
3.500%, 9-1-23	1,320	1,366
0.900%, 2-15-26	2,975	2,878
Tyson Foods, Inc. (GTD by Tyson Fresh Meats, Inc.), 3.950%, 8-15-24	2,000	2,127
		13,048

Soft Drinks – 1.2%
Coca-Cola European Partners plc, 0.800%, 5-3-24(A)	3,500	3,444
Coca-Cola Refreshments USA, Inc., 8.000%, 9-15-22	6,375	6,713
Keurig Dr Pepper, Inc.:
4.057%, 5-25-23	1,043	1,088
0.750%, 3-15-24	1,820	1,808
		13,053
Total Consumer Staples - 4.9%		52,412

Energy

Oil & Gas Exploration & Production – 1.0%
Aker BP ASA, 2.875%, 1-15-26(A)	3,675	3,813
EQT Corp., 3.000%, 10-1-22	2,950	2,984
Harvest Operations Corp., 1.000%, 4-26-24(A)	3,600	3,577
		10,374

Oil & Gas Refining & Marketing – 0.3%
HollyFrontier Corp., 2.625%, 10-1-23	2,925	2,982

Oil & Gas Storage & Transportation – 2.6%
Cheniere Corpus Christi Holdings LLC, 7.000%, 6-30-24	1,500	1,660
Enbridge, Inc., 2.900%, 7-15-22	2,913	2,942
EQT Midstream Partners L.P., 4.750%, 7-15-23	1,179	1,227
Galaxy Pipeline Assets BidCo Ltd., 1.750%, 9-30-27(A)	4,110	4,124
Kinder Morgan Energy Partners L.P., 3.450%, 2-15-23	4,090	4,178
Midwest Connector Capital Co. LLC, 3.625%, 4-1-22(A)	4,450	4,458

Plains All American Pipeline L.P. and PAA Finance Corp., 3.850%, 10-15-23	6,200	6,433
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.), 4.250%, 4-1-24	3,200	3,361
		28,383
Total Energy - 3.9%		41,739

Financials

Asset Management & Custody Banks – 1.4%
Ares Capital Corp.:
3.500%, 2-10-23	1,425	1,458
4.250%, 3-1-25	1,890	2,002
Brookfield Finance, Inc. (GTD by Brookfield Asset Management, Inc.), 4.000%, 4-1-24	3,200	3,375
Citadel Finance LLC, 3.375%, 3-9-26(A)	3,850	3,847
National Securities Clearing Corp., 1.200%, 4-23-23(A)	1,028	1,035
Owl Rock Capital Corp., 3.400%, 7-15-26	3,700	3,764
		15,481

Consumer Finance – 3.2%
Ally Financial, Inc.:
1.450%, 10-2-23	8,200	8,241
5.800%, 5-1-25	5,850	6,607
Caterpillar Financial Services Corp., 0.450%, 9-14-23	3,000	2,988
Discover Bank:
2.450%, 9-12-24	4,890	5,008
3.450%, 7-27-26	4,770	5,051
Ford Motor Credit Co. LLC, 2.700%, 8-10-26	1,700	1,717
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.), 1.200%, 10-15-24	2,175	2,160
Hyundai Capital America, 1.250%, 9-18-23(A)	2,200	2,199
		33,971

Diversified Banks – 4.7%
Bank of America Corp.:
4.125%, 1-22-24	3,000	3,189
0.523%, 6-14-24	2,175	2,161
4.200%, 8-26-24	3,675	3,942
4.000%, 1-22-25	4,000	4,275
1.734%, 7-22-27	3,750	3,725
Bank of Montreal, 2.050%, 11-1-22(C)	5,000	5,066
Mitsubishi UFJ Financial Group, Inc., 0.848%, 9-15-24	3,500	3,484
Mizuho Financial Group, Inc., 0.849%, 9-8-24	4,700	4,678
National Bank of Canada, 2.100%, 2-1-23	3,600	3,649
Sumitomo Mitsui Trust Bank Ltd., 0.800%, 9-12-23(A)	3,700	3,688
Svenska Handelsbanken AB, 0.625%, 6-30-23(A)	3,500	3,491
U.S. Bancorp, 2.375%, 7-22-26	2,275	2,365
Wells Fargo & Co., 3.000%, 4-22-26	6,375	6,703
		50,416

Financial Exchanges & Data – 0.7%
Intercontinental Exchange, Inc.:

0.700%, 6-15-23	3,700	3,692
3.450%, 9-21-23	3,500	3,638
		7,330

Investment Banking & Brokerage – 4.1%
Charles Schwab Corp. (The), 0.900%, 3-11-26	7,400	7,224
Goldman Sachs Group, Inc. (The):
3.850%, 7-8-24	5,000	5,293
4.250%, 10-21-25	7,209	7,869
1.948%, 10-21-27	3,600	3,586
Goldman Sachs Group, Inc. (The) (Secured Overnight Financing Rate plus 79 bps), 0.839%, 12-9-26(D)	3,700	3,725
Morgan Stanley:
3.700%, 10-23-24	3,650	3,890
3.125%, 7-27-26	9,515	10,089
Morgan Stanley (3-Month U.S. LIBOR plus 110 bps), 4.000%, 5-31-23(D)	1,700	1,718
		43,394

Life & Health Insurance – 2.9%
Aflac, Inc., 1.125%, 3-15-26	3,290	3,233
F&G Global Funding, 1.750%, 6-30-26(A)	2,150	2,139
MassMutual Global Funding II, 0.600%, 4-12-24(A)	5,100	5,044
Metropolitan Life Global Funding I, 0.900%, 6-8-23(A)	3,750	3,761
New York Life Global Funding, 0.850%, 1-15-26(A)	5,000	4,885
Principal Life Global Funding II, 0.750%, 4-12-24(A)	2,200	2,185
Protective Life Global Funding:
0.631%, 10-13-23(A)(C)	2,250	2,240
1.618%, 4-15-26(A)	3,650	3,637
Reliance Standard Life Insurance II, 2.150%, 1-21-23(A)	3,600	3,650
		30,774

Multi-Line Insurance – 0.8%
Athene Global Funding:
0.950%, 1-8-24(A)	3,000	2,983
0.914%, 8-19-24(A)	2,150	2,119
1.608%, 6-29-26(A)	3,000	2,948
		8,050

Other Diversified Financial Services – 2.9%
Citigroup, Inc.:
3.500%, 5-15-23	4,140	4,281
0.776%, 10-30-24	3,700	3,679
5.500%, 9-13-25	1,900	2,151
JPMorgan Chase & Co.:
3.875%, 9-10-24	2,542	2,698
0.653%, 9-16-24	3,000	2,987
1.045%, 11-19-26	10,900	10,625
1.578%, 4-22-27	2,200	2,175
USAA Capital Corp., 1.500%, 5-1-23(A)	2,000	2,020
		30,616

Regional Banks – 0.6%
First Horizon National Corp., 3.550%, 5-26-23	6,000	6,184

Specialized Finance – 0.9%
AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust, 1.650%, 10-29-24	5,000	4,994
Corporacion Andina de Fomento, 2.375%, 5-12-23	1,500	1,528
FS KKR Capital Corp., 4.750%, 5-15-22	2,100	2,122
LSEGA Financing plc, 0.650%, 4-6-24(A)	1,460	1,440
		10,084
Total Financials - 22.2%		236,300

Health Care

Health Care Equipment – 0.4%
Becton Dickinson & Co., 3.734%, 12-15-24	998	1,062
Boston Scientific Corp., 3.850%, 5-15-25	2,625	2,824
		3,886

Health Care Facilities – 0.9%
HCA, Inc. (GTD by HCA Holdings, Inc.):
4.750%, 5-1-23	1,870	1,959
5.875%, 5-1-23	4,323	4,583
Universal Health Services, Inc., 1.650%, 9-1-26(A)	3,650	3,586
		10,128

Health Care Services – 0.3%
Highmark, Inc., 1.450%, 5-10-26(A)	3,625	3,554

Managed Health Care – 0.9%
Anthem, Inc., 3.350%, 12-1-24	5,000	5,285
Humana, Inc.:
0.650%, 8-3-23	750	746
1.350%, 2-3-27	750	730
UnitedHealth Group, Inc., 1.150%, 5-15-26	2,900	2,871
		9,632

Pharmaceuticals – 2.2%
AbbVie, Inc., 2.300%, 11-21-22	3,600	3,651
Bayer U.S. Finance II LLC:
3.875%, 12-15-23(A)	3,600	3,764
2.850%, 4-15-25(A)	2,581	2,638
Novartis Capital Corp. (GTD by Novartis AG), 3.000%, 11-20-25	3,750	3,977
Royalty Pharma plc (GTD by Royalty Pharma Holdings Ltd.):
0.750%, 9-2-23	5,200	5,169
1.200%, 9-2-25	3,940	3,861
		23,060
Total Health Care - 4.7%		50,260

Industrials

Aerospace & Defense – 2.5%
Boeing Co. (The):
2.200%, 10-30-22	5,500	5,555
2.800%, 3-1-23	5,623	5,724
Harris Corp., 3.832%, 4-27-25	2,225	2,374
Huntington Ingalls Industries, Inc., 0.670%, 8-16-23(A)	5,000	4,958
Leidos, Inc. (GTD by Leidos Holdings, Inc.), 2.950%, 5-15-23	5,525	5,671
Park Aerospace Holdings Ltd., 5.500%, 2-15-24(A)	1,750	1,878
		26,160

Agricultural & Farm Machinery – 0.3%
CNH Industrial Capital LLC (GTD by CNH Industrial Capital America LLC and New Holland Credit Co. LLC), 1.950%, 7-2-23	3,250	3,294

Airlines – 0.3%
Aviation Capital Group LLC, 4.375%, 1-30-24(A)	3,000	3,148

Building Products – 0.5%
Lennox International, Inc., 1.350%, 8-1-25	5,600	5,535

Diversified Support Services – 0.3%
Genpact Luxembourg S.a.r.l. and Genpact USA, Inc., 1.750%, 4-10-26	2,900	2,892

Electrical Components & Equipment – 0.2%
Vontier Corp., 1.800%, 4-1-26(A)	2,185	2,154

Environmental & Facilities Services – 0.7%
Republic Services, Inc., 0.875%, 11-15-25	2,200	2,140
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.), 0.750%, 11-15-25	5,045	4,915
		7,055

Industrial Conglomerates – 0.3%
General Electric Capital Corp., 5.012%, 1-1-24	3,027	3,171

Industrial Machinery – 0.3%
Roper Technologies, Inc., 1.000%, 9-15-25	3,600	3,520

Railroads – 0.3%
Canadian National Railway Co., 2.750%, 3-1-26	3,600	3,765

Research & Consulting Services – 0.8%
IHS Markit Ltd., 5.000%, 11-1-22(A)	4,285	4,425
Thomson Reuters Corp., 4.300%, 11-23-23	3,630	3,817
		8,242
Total Industrials - 6.5%		68,936

Information Technology

Application Software – 1.2%
Infor, Inc., 1.450%, 7-15-23(A)	2,580	2,590
Nuance Communications, Inc., 5.625%, 12-15-26	6,830	7,054
NXP B.V. and NXP Funding LLC, 3.875%, 6-18-26(A)	3,000	3,241
		12,885

Data Processing & Outsourced Services – 1.5%
Fidelity National Information Services, Inc., 0.600%, 3-1-24	3,635	3,580
Global Payments, Inc., 2.650%, 2-15-25	4,125	4,242

PayPal Holdings, Inc., 1.650%, 6-1-25	7,907	8,010
		15,832

Internet Services & Infrastructure – 0.1%
Baidu, Inc., 1.720%, 4-9-26	1,050	1,039

Semiconductors – 1.5%
Microchip Technology, Inc., 0.983%, 9-1-24(A)	4,750	4,665
TSMC Global Ltd., 1.250%, 4-23-26(A)	3,500	3,432
Xilinx, Inc., 2.950%, 6-1-24	7,425	7,689
		15,786

Systems Software – 0.5%
Fortinet, Inc., 1.000%, 3-15-26	2,905	2,817
VMware, Inc.:
0.600%, 8-15-23	725	720
4.500%, 5-15-25	1,800	1,962
		5,499

Technology Hardware, Storage & Peripherals – 0.9%
Apple, Inc., 3.000%, 2-9-24	7,162	7,465
Seagate HDD Cayman (GTD by Seagate Technology plc), 4.750%, 6-1-23	1,950	2,040
		9,505
Total Information Technology - 5.7%		60,546

Materials

Construction Materials – 0.2%
Martin Marietta Materials, Inc., 0.650%, 7-15-23	1,800	1,794

Diversified Chemicals – 0.3%
DowDuPont, Inc., 4.205%, 11-15-23	2,450	2,592

Fertilizers & Agricultural Chemicals – 0.4%
Mosaic Co. (The):
3.250%, 11-15-22	2,314	2,359
4.250%, 11-15-23	750	789
Nutrien Ltd., 1.900%, 5-13-23	1,500	1,520
		4,668

Paper Packaging – 0.4%
Avery Dennison Corp., 0.850%, 8-15-24	1,125	1,109
Graphic Packaging International LLC (GTD by Graphic Packaging International Partners LLC and Field Container Queretaro (USA) LLC), 0.821%, 4-15-24(A)	3,650	3,594
		4,703
Total Materials - 1.3%		13,757

Real Estate

Industrial REITs – 0.1%
Avolon Holdings Funding Ltd., 4.250%, 4-15-26(A)	1,100	1,167

Office REITs – 0.1%
Vornado Realty L.P., 2.150%, 6-1-26	1,100	1,100

Specialized REITs – 2.9%
American Tower Corp.:
3.070%, 3-15-23(A)	8,265	8,272
0.600%, 1-15-24	3,700	3,662

1.300%, 9-15-25	2,000	1,972
Crown Castle International Corp.:
3.150%, 7-15-23	1,195	1,232
1.050%, 7-15-26	4,350	4,205
CyrusOne L.P. and CyrusOne Finance Corp. (GTD by CyrusOne, Inc.), 2.900%, 11-15-24	3,940	4,071
Equinix, Inc.:
2.625%, 11-18-24	1,840	1,897
1.000%, 9-15-25	3,675	3,568
Public Storage, Inc., 1.500%, 11-9-26	2,000	1,996
		30,875
Total Real Estate - 3.1%		33,142

Utilities

Electric Utilities – 2.4%
Edison International, 3.550%, 11-15-24	3,700	3,873
Evergy, Inc., 5.292%, 6-15-22(B)	2,890	2,916
FirstEnergy Corp., 2.850%, 7-15-22	4,948	4,970
MidAmerican Energy Co., 3.700%, 9-15-23	3,000	3,118
National Rural Utilities Cooperative Finance Corp., 1.000%, 6-15-26	2,200	2,148
Southern Co. (The), 0.600%, 2-26-24	3,635	3,590
Virginia Electric and Power Co., Series C, 2.750%, 3-15-23	5,425	5,519
		26,134

Multi-Utilities – 0.6%
Black Hills Corp., 1.037%, 8-23-24	2,500	2,470
Dominion Energy Gas Holdings LLC, 3.550%, 11-1-23	3,765	3,916
		6,386
Total Utilities - 3.0%		32,520

TOTAL CORPORATE DEBT SECURITIES – 64.5%		$686,843
(Cost: $689,624)

MORTGAGE-BACKED SECURITIES

Non-Agency REMIC/CMO - 0.6%
Wells Fargo Re-REMIC Trust, Series 2013-FRR1, Class BK20, 0.000%, 5-27-45(A)(E)	6,353	6,277

TOTAL MORTGAGE-BACKED SECURITIES – 0.6%		$6,277
(Cost: $5,737)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Mortgage-Backed Obligations - 13.5%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 185 bps), 1.944%, 8-25-25(A)(D)	2,752	2,705
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 190 bps), 1.994%, 6-25-25(A)(D)	1,254	1,231

Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 195 bps), 2.044%, 3-25-28(A)(D)	1,850	1,804
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 200 bps):
2.094%, 5-25-25(A)(D)	1,229	1,212
2.094%, 10-25-25(A)(D)	288	287
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 205 bps), 2.144%, 6-25-28(A)(D)	1,255	1,234
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 215 bps), 2.244%, 1-25-27(A)(D)	4,461	4,433
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 220 bps):
2.294%, 7-25-26(A)(D)	2,657	2,646
2.294%, 4-25-29(A)(D)	1,354	1,358
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 225 bps), 2.344%, 12-25-29(A)(D)	3,488	3,460
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 230 bps):
2.394%, 8-25-29(A)(D)	2,508	2,526
2.394%, 9-25-29(A)(D)	1,799	1,804
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 235 bps), 2.444%, 2-25-26(A)(D)	4,476	4,480
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 245 bps), 2.544%, 11-25-29(A)(D)	3,301	3,293
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 250 bps), 2.594%, 11-25-24(A)(D)	1,853	1,846
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 255 bps), 2.644%, 6-25-27(A)(D)	968	959
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 265 bps), 2.744%, 5-25-27(A)(D)	2,063	2,079

Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 270 bps), 2.794%, 11-25-27(A)(D)	1,447	1,447
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 275 bps), 2.844%, 5-25-27(A)(D)	599	599
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 710 bps), 7.194%, 9-25-22(A)(D)	2,724	2,701
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 768 bps), 7.774%, 2-25-23(A)	1,737	1,749
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 2-year U.S. Treasury index), 3.496%, 8-25-46(A)(D)	3,750	3,864
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 3-year U.S. Treasury index):
3.390%, 7-25-22(A)(D)	3,000	3,033
3.632%, 7-25-46(A)(D)	3,000	3,079
3.934%, 12-25-46(A)(D)	4,455	4,650
3.507%, 2-25-48(A)(D)	5,245	5,242
3.649%, 11-25-50(A)(D)	910	940
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 5-year U.S. Treasury index):
3.567%, 11-25-23(A)(D)	15,799	16,254
3.866%, 5-25-45(A)(D)	6,500	6,560
3.555%, 6-25-45(A)(D)	1,000	1,027
3.496%, 8-25-46(A)(D)	3,000	3,104
3.559%, 11-25-47(A)(D)	4,470	4,539
3.507%, 2-25-48(A)(D)	4,000	3,999
3.587%, 6-25-48(A)(D)	2,500	2,635
3.528%, 12-25-49(A)(D)	1,500	1,537
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 7-year U.S. Treasury index):
3.689%, 6-25-22(A)(D)	11,098	11,202
4.057%, 5-25-25(A)(D)	985	1,048
3.673%, 11-25-49(A)(D)	5,100	5,336
3.649%, 11-25-50(A)(D)	12,555	13,156
Federal National Mortgage Association Agency REMIC/CMO, 2.000%, 10-25-41	4,986	5,065
Government National Mortgage Association Agency REMIC/CMO, 2.000%, 3-16-42	2,298	2,331

Government National Mortgage Association Fixed Rate Pass-Through Certificates, 3.500%, 4-20-34	1,326	1,382
		143,836

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 13.5%		$143,836
(Cost: $142,046)

UNITED STATES GOVERNMENT OBLIGATIONS

Treasury Obligations - 17.8%
U.S. Treasury Notes:
2.000%, 10-31-22	29,175	29,569
2.125%, 12-31-22	20,000	20,332
1.500%, 1-15-23	11,500	11,626
2.500%, 3-31-23	30,950	31,717
2.750%, 4-30-23	19,250	19,815
0.125%, 10-15-23	8,000	7,921
0.125%, 1-15-24	5,000	4,937
0.375%, 9-15-24	10,000	9,860
0.625%, 10-15-24	5,000	4,960
1.000%, 12-15-24	43,595	43,648
1.250%, 12-31-26	4,830	4,826
		189,211

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 17.8%		$189,211
(Cost: $187,002)

SHORT-TERM SECURITIES	Shares

Money Market Funds(G) - 1.6%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.010%(F)	474	474
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	16,096	16,096
		16,570

TOTAL SHORT-TERM SECURITIES – 1.6%		$16,570
(Cost: $16,570)

TOTAL INVESTMENT SECURITIES – 99.7%		$1,060,979
(Cost: $1,059,322)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		2,871

NET ASSETS – 100.0%		$1,063,850

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021 the total value of these securities amounted to $312,636 or 29.4% of net assets.

(B)

Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at December 31, 2021.

(C)	All or a portion of securities with an aggregate value of $464 are on loan.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2021. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Zero coupon bond.

(F)	Investment made with cash collateral received from securities on loan.

(G)	Rate shown is the annualized 7-day yield at December 31, 2021.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$18,242	$—
Corporate Debt Securities	—	686,843	—
Mortgage-Backed Securities	—	6,277	—
United States Government Agency Obligations	—	143,836	—
United States Government Obligations	—	189,211	—
Short-Term Securities	16,570	—	—
Total	$16,570	$1,044,409	$—

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at December 31, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,059,322

Gross unrealized appreciation	8,777
Gross unrealized depreciation	(7,120)

Net unrealized appreciation	$1,657